Pensions and post-retirement benefits - Actuarial valuation of schemes (Details) - United Kingdom Retirement Fund (UKRF) [member] - UK [member] - Pension defined benefit plans [member] - GBP (£)
£ in Billions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key UKRF financial assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.92%	2.71%
Inflation rate (RPI)	3.02%	3.25%
Life expectancy at 60 for current pensioners, males [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	27 years 1 month 6 days	27 years 8 months 12 days	27 years 9 months 18 days
Life expectancy at 60 for current pensioners, females [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	29 years 3 months 18 days	29 years 4 months 24 days	29 years 4 months 24 days
Life expectancy at 60 for future pensioners at 40 years, males [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	28 years 10 months 24 days	29 years 2 months 12 days	29 years 3 months 18 days
Life expectancy at 60 for future pensioners at 40 years, females [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumed life expectancy at 60	31 years 1 month 6 days	31 years	31 years
0.5% change in discount rate per annum [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	£ (2.3)	£ (2.1)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	2.6	2.4
0.25% change in discount rate per annum [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	(1.2)	(1.1)
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	1.2	1.1
0.5% change in RPI per annum [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	1.5	1.3
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(1.4)	(1.3)
0.25% change in RPI per annum [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.8	0.7
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	(0.7)	(0.6)
Change in life expectancy by one year [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
(Decrease)/Increase in UKRF defined benefit obligations, due to increase in actuarial assumption	0.8	0.9
(Decrease)/Increase in UKRF defined benefit obligations, due to decrease in actuarial assumption	£ (0.8)	£ (0.9)